Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Cash	$ 82,816	$ 228,794
Cash held in trust	11,059	27,009
Trade and other receivables	284,513	1,235,619
Prepayments	140,583	199,488
Biological assets		809,180
Inventory	1,286,894	1,057,240
Marketable securities		263,691
Total Current Assets	1,805,865	3,821,021
Non-Current
Property, plant and equipment	2,519,232	12,159,504
Intangible assets	3,799,682	22,208,594
Loan receivable	593,232	483,588
Right-of-use assets	121,982	324,070
Total Non-Current Assets	7,034,128	35,175,756
Total Assets	8,839,993	38,996,777
Current
Trade and other payables	6,014,572	7,139,817
Lease liability	135,337	214,058
Loans and borrowings	1,366,299	936,793
Holdback payable	400,000	377,465
Due to related parties	2,255,522	679,617
Total Current Liabilities	10,171,730	9,347,750
Non-Current
Lease liability		116,763
Loans and borrowings	2,497,155	2,632,103
Total Non-Current Liabilities	2,497,155	2,748,866
Total Liabilities	12,668,885	12,096,616
Shareholders’ Equity (Deficit)
Share capital	51,020,121	49,434,692
Other reserves	21,053	21,053
Accumulated deficit	(53,363,032)	(21,087,962)
Accumulated other comprehensive loss	(1,507,034)	(1,467,622)
Total Shareholders’ Equity (Deficit)	(3,828,892)	26,900,161
Total Liabilities and Shareholders’ Equity (Deficit)	$ 8,839,993	$ 38,996,777